AMERICAN VARIABLE INSURANCE SERIES
            333 South Hope Street, Los Angeles, California  90071
                             (213) 486-9200


                                          July 2, 1999

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

RE:  AMERICAN VARIABLE INSURANCE SERIES
     FILE NOS. 2-86838 AND 811-3857

Dear Sir or Madam:

  Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on June 30, 1999 of Registrant's Post-Effective Amendment No. 29 under The Securities Act of 1933 and Amendment No. 29 under The Investment Company Act of 1940.

                                          Sincerely yours,
                                          /s/ Chad L. Norton
                                          Chad L. Norton
                                          Secretary

cc:  Mr. Mark Amorosi
     Ms. Lorna MacLeod